Acquisition (Details 1) (USD $)	Sep. 30, 2013	Feb. 26, 2013 Beam Acquisition [Member]	Apr. 03, 2013 Car Charging Group Inc [Member]
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Provider agreements for locations awaiting installation of EV charging stations	$ 3,062,541	$ 829,000	$ 441,408
Trademark	300,000		300,000
Present value of EV charging stations to be acquired in October 2016	150,000		150,000
Awarded government grants for installation of EV charging stations	638,000	638,000
Fair value of intangible assets, gross	$ 4,150,541	$ 1,467,000	$ 891,408